REVISIONS OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS (Details Narrative) $ in Thousands	Dec. 31, 2023 USD ($)
Accounting Changes and Error Corrections [Abstract]
Underpayment of tariff	$ 1,580